The reconciliation of our basic to diluted weighted average common shares follows: (Details) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Basic weighted average common shares	138,654,876	114,077,157
Effect of potentially dilutive securities
- Warrants	(318,185)	(148,680)
- Convertible notes	0	0
Diluted weighted average common shares	138,336,691	113,928,477